Leases (Details 2) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Leases
Operating lease cost	¥ 6,763	¥ 4,903	¥ 3,377
Short-term lease cost	2,782	1,902	1,213
Total	9,545	6,805	4,590
Cash paid for operating leases	¥ 6,715	¥ 4,801	¥ 3,461